PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of employee benefits [Abstract]
2020	€ 54
2021	51
2022	52
2023	53
2024	58
2025 to 2029	€ 289